DISCONTINUED OPERATIONS - Gain on Disposal of Golar Partners and Hygo (Details)			4 Months Ended	12 Months Ended
		Apr. 15, 2021 USD ($) $ / shares shares	Apr. 15, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) t	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity Method Investments				$ (52,215,000)	$ (44,385,000)	$ (32,816,000)
Realized accumulated comprehensive losses on disposal of equity method investment				43,380,000	0	0
Gain on disposal				574,941,000	0	0
Investment in listed equity securities				450,225,000	0
Equity Securities, FV-NI, Unrealized Gain (Loss)				295,776,000	0	0
Assets held for sale				0	267,766,000
Income/(losses) from equity method investments				(569,129,000)	176,527,000	45,799,000
Other comprehensive loss	[1]			3,147,000	17,680,000	3,296,000
Dividends received from listed equity securities					0	$ 0
Level 2 | Carrying value
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment in listed equity securities				$ 449,700,000
Measurement input, share price
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Closing share price (in USD per share) | t				24.14
Golar Partners | Tax lease indemnification
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fees incurred in relation to the release of tax indemnity guarantee liability				$ 2,100,000
Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from NFE		$ 876,277,000	$ 876,277,000
Equity Method Investments		$ (257,270,000)	(257,270,000)
Realized accumulated comprehensive losses on disposal of equity method investment			(43,380,000)
Other				(686,000)
Gain on disposal				574,941,000
Assets held for sale					$ 267,800,000
Income/(losses) from equity method investments			6,900,000
Other comprehensive loss			3,100,000
Dividends received from listed equity securities			$ 500,000
Fees incurred in relation to the disposal of equity method investments				$ 2,800,000
Discontinued operations, disposed of by sale | Golar Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)		2.00%	2.00%
Discontinued operations, disposed of by sale | Golar Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from NFE		$ 75,700,000	$ 75,700,000
Outstanding common units (in USD per share) | $ / shares		$ 3.55	$ 3.55
Discontinued operations, disposed of by sale | Golar LNG General Partnership Units
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from NFE		$ 5,100,000	$ 5,100,000
Common units (in shares) | shares		21,333,586
Discontinued operations, disposed of by sale | Hygo Energy Transition Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from NFE		$ 50,000,000	$ 50,000,000
Outstanding common units (in USD per share) | $ / shares		$ 44.65	$ 44.65
Fair value of NFE shares		$ 745,400,000	$ 745,400,000
Consideration received (in shares) | shares		18,627,451
Discount (in percent)		10.37%

[1]	No tax impact for the years ended December 31, 2021, 2020 and 2019.